Borrowings - Summary of Type of Borrowings (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Types Of Borrowings [Line Items]
Borrowings	¥ 340,450	¥ 368,921
Bank loans [member]
Disclosure Of Detailed Information About Types Of Borrowings [Line Items]
Borrowings	114,469	80,345
Corporate debentures [member]
Disclosure Of Detailed Information About Types Of Borrowings [Line Items]
Borrowings	20,170	51,239
Medium-term notes [member]
Disclosure Of Detailed Information About Types Of Borrowings [Line Items]
Borrowings	71,000	86,000
Other loans [member]
Disclosure Of Detailed Information About Types Of Borrowings [Line Items]
Borrowings	¥ 134,811	¥ 151,337